Share-based Compensation (Details 5) $ / shares in Units, $ in Millions	Dec. 31, 2017 USD ($) $ / shares shares
2009 RSU Plan
Share based Compensation
Number of shares available for future grant | shares	110,603,250
2009 RSU Plan
Share based Compensation
Aggregate intrinsic value of RSUs outstanding | $	$ 674.2
Company's closing stock price per ADS used to calculate intrinsic value	$ 345.07
Company's closing stock price per share used to calculate intrinsic value	$ 13.8028